SEGMENT INFORMATION - Schedule of Segment Reporting (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	$ 576,798,357	$ 233,339,441	$ 109,243,372
Cement, masonry cement and lime	122,380,329	685,973,268	874,948,170
Revenue	699,178,686	919,312,709	984,191,542
Cost of sales before effect from restatement in constant currency	349,813,489	143,313,417	69,225,404
Effect from restatement in constant currency	162,384,229	545,371,841	649,187,897
Cost of sales	512,197,718	688,685,258	718,413,301
Effect from restatement in constant currency	16,926,904	62,712,106	56,483,813
Selling, administrative and other expenses	68,620,115	82,200,645	61,880,655
Effect from restatement in constant currency	56,217,119	66,230,641	86,905,142
Depreciation and amortization	62,626,497	70,101,333	90,042,209
Effect from restatement in constant currency	(56,930,804)	77,889,321	169,276,460
Revenues less cost of sales, selling and administrative expenses, and other gains and losses	118,360,853	148,426,806	203,897,586
Tax on debits and credits to bank accounts	(7,420,391)	(10,183,752)	(9,868,503)
Financial results, net	138,611,341	(100,312,435)	(119,414,153)
Income tax included in the statement of other comprehensive income	(95,925,288)	(16,849,960)	(62,361,904)
NET PROFIT FOR THE YEAR	153,626,515	21,080,659	12,253,026
Operating segments
Disclosure of operating segments [line items]
Selling, administrative and other expenses before effect from restatement in constant currency	51,693,211	19,488,539	5,396,842
Depreciation and amortisation expense before effect from restatement in constant currency	6,409,378	3,870,692	3,137,067
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	175,291,657	70,537,485	34,621,126
Operating segments | Cement, masonry cement and lime
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	292,531,446	118,763,699	58,125,212
Selling, administrative and other expenses before effect from restatement in constant currency	45,884,427	17,259,548	4,345,407
Depreciation and amortisation expense before effect from restatement in constant currency	4,718,826	3,097,258	2,411,444
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	172,474,133	68,984,117	34,028,218
Operating segments | Cement, masonry cement and lime | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	498,089,236	199,296,795	93,960,619
Operating segments | Cement, masonry cement and lime | With other segment
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	12,800,770	5,710,569	2,538,218
Operating segments | Concrete
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	45,145,185	20,728,478	8,924,833
Selling, administrative and other expenses before effect from restatement in constant currency	1,798,507	681,148	337,403
Depreciation and amortisation expense before effect from restatement in constant currency	215,603	104,245	57,140
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	(1,032,514)	456,425	127,446
Operating segments | Concrete | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	45,911,178	21,866,051	9,389,682
Operating segments | Rail services
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	47,920,996	17,254,059	8,308,344
Selling, administrative and other expenses before effect from restatement in constant currency	2,404,037	1,021,921	469,408
Depreciation and amortisation expense before effect from restatement in constant currency	1,129,139	546,760	607,668
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	3,745,522	174,726	(57,280)
Operating segments | Rail services | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	20,122,374	7,094,031	3,896,662
Operating segments | Rail services | With other segment
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	33,948,181	11,356,675	4,823,810
Operating segments | Aggregates
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	14,910,149	6,081,288	2,282,557
Selling, administrative and other expenses before effect from restatement in constant currency	160,570	72,640	33,259
Depreciation and amortisation expense before effect from restatement in constant currency	339,618	117,188	55,837
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	(938,986)	917,443	459,276
Operating segments | Aggregates | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	8,053,922	3,999,497	1,451,374
Operating segments | Aggregates | With other segment
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	6,077,811	3,071,874	1,323,718
Operating segments | Others
Disclosure of operating segments [line items]
Cost of sales before effect from restatement in constant currency	3,382,932	896,919	389,501
Selling, administrative and other expenses before effect from restatement in constant currency	1,445,670	453,282	211,365
Depreciation and amortisation expense before effect from restatement in constant currency	6,192	5,241	4,978
Revenues less cost of sales, selling and administrative expenses, and other gains and losses before effect from restatement in constant currency	1,043,502	4,774	63,466
Operating segments | Others | With external customers
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	4,621,647	1,083,067	545,035
Operating segments | Others | With other segment
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	1,250,457	271,908	119,297
Segment-to-segment deletions
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	(54,077,219)	(20,411,026)	(8,805,043)
Cost of sales before effect from restatement in constant currency	$ (54,077,219)	$ (20,411,026)	$ (8,805,043)